Staff costs and average number of employees - Remuneration payable to directors (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Staff costs and average number of employees
Directors' remuneration	$ 1,856,000	$ 1,972,000	$ 1,013,000
Highest paid Director's remuneration	$ 789,002	$ 699,325	$ 377,168